MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-NQM9 ABS-15G

Exhibit 99.6 - Schedule 1

ALT Loan ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
10228528	XXXXXXXX	XXXX			Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Purchase	NA	XXXX	Investor Post-Close	No
10323379	XXXXXXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Disclosure	Missing “What Mortgage Applicants Need to Know” Pamphlet	Resolved-Lender provided the What Mortgage Applicants need to know document - Due Diligence Vendor-XX/XX/XXXX

Resolved-Disclosure provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

													Open-Missing the XXXXXXXX pamphlet “What Mortgage Applicants Need to Know” which must be provided by licensed lenders, mortgage bankers and other banking organizations effective XX/XX/XXXX. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Lender provided the What Mortgage Applicants need to know document - Due Diligence Vendor-XX/XX/XXXX Resolved-Disclosure provided. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX			XX	Primary Residence	Purchase	NA	XXXX	N/A	N/A
10323379	XXXXXXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Disclosure	ECOA: Appraisal Disclosure Not Provided Timely	Resolved-ECOA Compliant: Evidence provided Appraisal Disclosure provided timely. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

													Open-ECOA Non-Compliant: Appraisal Disclosure Not Provided Timely. - Due Diligence Vendor-XX/XX/XXXX		Resolved-ECOA Compliant: Evidence provided Appraisal Disclosure provided timely. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX			XX	Primary Residence	Purchase	NA	XXXX	N/A	N/A
10323379	XXXXXXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-Lender provided the initial LE - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   - Due Diligence Vendor-XX/XX/XXXX

													Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Lender provided the initial LE - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX			XX	Primary Residence	Purchase	NA	XXXX	N/A	N/A